SUBSEQUENT EVENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant of unvested restricted common stock	40,000
Fair value of the shares as of the date of grant			$ 331,000
Stock-based compensation expense	1,091,000	$ 773,000	3,853,000	$ 3,209,000
Stock Grants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the shares as of the date of grant	104,000
Stock-based compensation expense	$ 104,000		$ 375,000